Average Annual Total Returns - Direxion Monthly Small Cap Bear 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(39.70%)	(20.56%)	(28.02%)	(40.06%)	(20.66%)	(28.06%)	(23.50%)	(13.72%)	(12.39%)	25.52%	8.23%	11.83%